Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Scheduled of convertible senior notes
December 31,
2021
U.S. Dollars (in thousands)
Liability:
Principle:	200,000
Unamortized issuance costs	5,357
Net carrying amount	194,643